VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.3%
U.S. Treasury Notes
1.000%, 12/15/24	$ 1,675	$ 1,615
4.125%, 1/31/25	8,145	8,094
5.000%, 8/31/25	6,390	6,449
4.375%, 8/15/26	8,590	8,648
Total U.S. Government Securities (Identified Cost $24,665)		24,806

Foreign Government Securities—0.3%
Dominican Republic 144A 5.500%, 2/22/29(1)	1,090	1,066
Republic of South Africa 5.875%, 9/16/25	265	267
Total Foreign Government Securities (Identified Cost $1,364)		1,333

Mortgage-Backed Securities—27.7%
Agency—3.8%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	2,801	2,867
Pool #SD3238 5.500%, 12/1/52	1,249	1,256
Pool #SD8309 6.000%, 3/1/53	3,825	3,885
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	61	62
Pool #AD3841 4.500%, 4/1/40	18	18
Pool #AD6058 4.000%, 8/1/25	3	3
Pool #AL7532 3.000%, 11/1/27	103	100
Pool #AO5149 3.000%, 6/1/27	29	28
Pool #AS5730 3.000%, 9/1/30	289	278
Pool #FS4438 5.000%, 11/1/52	2,173	2,152
Pool #MA0908 4.000%, 11/1/31	82	81
Pool #MA3663 3.500%, 5/1/49	166	154
Pool #MA4805 4.500%, 11/1/52	2,202	2,135
Pool #MA5072 5.500%, 7/1/53	2,101	2,110
Government National Mortgage Association Pool #780023 7.000%, 9/15/24	—(2)	—(2)
		15,129

Non-Agency—23.9%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	407	381
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	167	162
	Par Value	Value

Non-Agency—continued
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	$ 694	$ 660
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	894
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,244
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	908
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	740	688
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	558	511
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	2,203	1,864
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	74	67
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	897	856
2020-1, A1B 144A 2.100%, 3/25/55(1)	839	781
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.281%, 3/15/37(1)(3)	770	714
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.726%, 2/15/29(1)(3)	755	754
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.260%, 4/15/37(1)(3)	1,525	1,503
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	365	346
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.726%, 10/15/36(1)(3)	880	875
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.679%, 5/15/35(1)(3)	1,265	1,244
2019-OC11, B 144A 3.605%, 12/9/41(1)	951	848
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,306	1,307
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,030	1,769
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.982%, 9/15/38(1)(3)	425	427
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	191	174
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	345	315
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	908	870
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	871	763
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	$ 1,835	$ 1,728
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	592	572
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	983	1,007
2021-2R, A1 144A 0.798%, 7/27/54(1)	311	271
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	984
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	950	894
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	1,327	1,279
2020-4, A 144A 1.174%, 12/15/52(1)	1,137	1,053
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.389%, 5/15/36(1)(3)	1,451	1,451
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	576	550
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	2,345	2,073
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	93	83
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	192	180
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	291	281
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,441	1,286
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	428	362
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.176%, 7/15/38(1)(3)	1,008	992
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	440	411
2021-SFR1, D 144A 2.189%, 8/17/38(1)	540	486
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	42	38
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	374	330
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	86	82
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.276%, 2/15/38(1)(3)	2,085	1,557
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,210
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,102	1,115
	Par Value	Value

Non-Agency—continued
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.851%, 8/15/39(1)(3)	$ 1,765	$ 1,771
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	1,395	1,384
2015-C32, AS 3.984%, 11/15/48	2,200	2,032
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	96	87
2015-1, AM1 144A 6.681%, 12/25/44(1)(3)	33	32
2015-5, A2 144A 6.788%, 5/25/45(1)(3)	182	179
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	182	157
2017-5, A1 144A 3.684%, 10/26/48(1)(3)	229	226
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.358%, 5/15/36(1)(3)	1,040	1,036
LHOME Mortgage Trust 2021-RTL1, A1 144A 3.090%, 2/25/26(1)(3)	37	37
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,305	1,242
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	1,747	1,694
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	662	593
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	103	95
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	536	500
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.893%, 6/25/44(1)(3)	180	179
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	438	413
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	455	427
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	257	241
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	269	252
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	1,180	1,109
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	744	703
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,036	971
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	592	559
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,811	1,720
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	2,090	1,906

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
OBX Trust 2018-1, A2 (1 month Term SOFR + 0.764%) 144A 6.120%, 6/25/57(1)(3)	$ 93	$ 88
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	1,052	998
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	850	828
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	453
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	914
2020-SFR3, A 144A 1.294%, 10/17/27(1)	997	927
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	952
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	95	80
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	46	45
2020-1, A1 144A 2.376%, 1/26/60(1)(3)	1,836	1,749
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(1)(3)	385	305
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(3)	773	683
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	64	60
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	281	230
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(3)	1,200	1,220
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	580	572
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,107
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	2,355	2,298
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,472
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	639	617
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	750	733
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	267	255
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.070%, 5/25/58(1)(3)	1,450	1,473
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,067
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	520	515
2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	977	955
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(1)(3)	426	408
	Par Value	Value

Non-Agency—continued
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	$ 2,816	$ 2,819
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	400	403
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	450	430
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	798	722
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	243	214
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	1,842	1,753
2021-1R, A1 144A 1.280%, 5/25/56(1)	1,372	1,218
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,140	1,068
2015-P2, A3 3.541%, 12/15/48	1,382	1,338
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	255	217
		94,931

Total Mortgage-Backed Securities (Identified Cost $116,026)		110,060

Asset-Backed Securities—35.0%
Automobiles—19.2%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	427	422
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	46	46
2021-3, C 144A 0.980%, 11/15/27(1)	389	387
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(1)	499	499
Avid Automobile Receivables Trust
2021-1, D 144A 1.990%, 4/17/28(1)	400	385
2023-1, A 144A 6.630%, 7/15/26(1)	587	587
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,410
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	373
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,592
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,191
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	1,241	1,233
2020-N1A, D 144A 3.430%, 1/15/26(1)	278	278

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-P1, B 0.920%, 11/9/26	$ 1,340	$ 1,255
2021-N1, C 1.300%, 1/10/28	390	368
2021-N2, C 1.070%, 3/10/28	497	465
2021-N3, D 1.580%, 6/12/28	1,101	1,053
2022-N1, C 144A 3.320%, 12/11/28(1)	860	836
2023-N1, C 144A 5.920%, 7/10/29(1)	1,109	1,104
2023-N4, C 144A 6.590%, 2/11/30(1)	1,005	1,024
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,888
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(1)	1,455	1,446
2022-D, D 144A 8.730%, 1/16/29(1)	1,335	1,405
2023-D, C 144A 7.170%, 1/15/30(1)	972	996
Credit Acceptance Auto Loan Trust 2023-2A, A 144A 5.920%, 5/16/33(1)	920	920
DT Auto Owner Trust
2020-2A, C 144A 3.280%, 3/16/26(1)	54	54
2021-2A, C 144A 1.100%, 2/16/27(1)	1,453	1,432
2023-1A, B 144A 5.190%, 10/16/28(1)	1,534	1,521
2023-3A, C 144A 6.400%, 5/15/29(1)	1,095	1,106
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,602
2020-1A, D 144A 2.730%, 12/15/25(1)	479	473
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	1,932
2022-3A, C 5.300%, 9/15/27	895	890
2023-2A, B 5.610%, 9/15/27	1,150	1,146
2023-5A, B 6.580%, 4/17/28	997	1,010
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	1,066	1,062
First Investors Auto Owner Trust
2021-1A, B 144A 0.890%, 3/15/27(1)	763	759
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,844
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,722
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	1,610	1,545
2023-1, A3 144A 5.390%, 12/15/27(1)	1,435	1,431
	Par Value	Value

Automobiles—continued
2023-2, A2 144A 5.990%, 5/15/28(1)	$ 875	$ 880
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	801	791
2020-4A, C 144A 1.140%, 11/17/25(1)	66	66
2021-3A, C 144A 1.110%, 9/15/26(1)	1,055	1,030
2022-2A, C 144A 5.300%, 4/17/28(1)	1,825	1,807
2022-2A, D 144A 6.150%, 4/17/28(1)	1,775	1,768
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,328
2023-2A, A3 144A 6.380%, 2/15/29(1)	805	824
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	1,179	1,185
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	1,000	948
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,000	1,905
2022-1A, A 144A 5.210%, 6/15/27(1)	1,014	1,009
2023-2A, D 144A 6.300%, 2/15/31(1)	825	821
2023-4A, C 144A 6.760%, 3/15/29(1)	1,023	1,043
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(1)	667	669
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	946	956
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	1,181	1,186
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,187
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	1,100	1,103
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(1)	1,400	1,407
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(1)	1,001	1,016
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	557
Santander Drive Auto Receivables Trust
2022-5, C 4.740%, 10/16/28	1,155	1,137
2022-7, A2 5.810%, 1/15/26	307	307
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	1,090	1,100
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(1)	1,725	1,717
2023-1A, B 144A 6.840%, 11/16/26(1)	1,455	1,456

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust
2021-1, D 144A 1.140%, 6/10/26(1)	$ 203	$ 203
2023-1, B 144A 5.910%, 7/10/28(1)	1,434	1,430
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(1)	33	33
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,917
2022-1A, B 144A 2.750%, 3/15/27(1)	1,825	1,800
2023-1A, C 144A 5.740%, 8/15/28(1)	1,100	1,096
		76,374

Collateralized Loan Obligations—0.5%
GoldenTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month Term SOFR + 1.332%, Cap N/A, Floor 1.070%) 144A 6.747%, 1/20/33(1)(3)	1,435	1,433
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month Term SOFR + 1.162%, Cap N/A, Floor 1.162%) 144A 6.577%, 4/20/29(1)(3)	468	467
		1,900

Consumer Loans—2.3%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(1)	1,090	1,090
Affirm Asset Securitization Trust 2022-A, 1A 144A 4.300%, 5/17/27(1)	1,113	1,095
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	1,154	1,162
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	1,970	1,818
Reach ABS Trust 2023-1A, B 144A 7.330%, 2/18/31(1)	1,025	1,034
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,739
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	768	753
Upstart Securitization Trust 2021-2, B 144A 1.750%, 6/20/31(1)	511	509
		9,200

Credit Card—1.5%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,800
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,890	1,904
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	700	670
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	1,452	1,468
		5,842

	Par Value	Value

Equipment—1.0%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	$ 1,568	$ 1,400
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	1,647	1,629
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,188
		4,217

Other—10.5%
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	1,296	1,306
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	188	187
2019-A, A 144A 3.140%, 7/16/40(1)	280	263
2019-A, C 144A 4.010%, 7/16/40(1)	1,642	1,512
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,782	1,626
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	1,435	1,450
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,363
2023-B, A 144A 6.920%, 12/17/36(1)	988	1,003
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	524	485
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,463
2023-1, A2 144A 5.820%, 9/16/30(1)	496	499
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	270	264
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	695	690
2023-2, B 144A 6.410%, 5/15/34(1)	1,000	1,016
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	558	520
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	876	894
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(1)	800	849
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	147	146
2023-2A, A 144A 6.530%, 6/15/49(1)	931	949
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	1,164	1,149
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,086	954
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,901	1,670
Hilton Grand Vacations Trust 2018-AA, A 144A 3.540%, 2/25/32(1)	204	199

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	$ 777	$ 733
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,193	2,077
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	130	129
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	663	648
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	1,030	964
2021-1WA, B 144A 1.440%, 1/22/41(1)	524	480
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	221	212
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,921	1,725
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	1,480	1,431
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,015
Oasis Securitization Funding LLC 2021-2A, A 144A 2.143%, 10/15/33(1)	259	257
Octane Receivables Trust
2020-1A, B 144A 1.980%, 6/20/25(1)	528	526
2021-1A, A 144A 0.930%, 3/22/27(1)	247	244
2023-1A, C 144A 6.370%, 9/20/29(1)	1,450	1,462
2023-3A, B 144A 6.480%, 7/20/29(1)	1,179	1,201
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	236	228
Sierra Timeshare Receivables Funding LLC
2019-1A, B 144A 3.420%, 1/20/36(1)	123	122
2019-2A, B 144A 2.820%, 5/20/36(1)	127	125
2020-2A, B 144A 2.320%, 7/20/37(1)	453	434
2023-2A, B 144A 6.280%, 4/20/40(1)	720	732
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	652	641
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	514	454
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	2,443	2,360
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	190	188
2022-1A, B 144A 2.288%, 8/20/36(1)	802	766
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	2,341	2,029
		41,640

	Par Value	Value

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	$ 85	$ 80
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	12	12
		92

Total Asset-Backed Securities (Identified Cost $142,860)		139,265

Corporate Bonds and Notes—22.8%
Communication Services—0.6%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	216	213
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	595	357
Sprint Capital Corp. 6.875%, 11/15/28	665	721
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	75	74
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	900	902
		2,267

Consumer Discretionary—1.3%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,536
Clarios Global LP 144A 6.750%, 5/15/28(1)	95	97
Ford Motor Credit Co. LLC 7.350%, 11/4/27	525	554
Genuine Parts Co. 6.500%, 11/1/28	780	828
Hyundai Capital America 144A 6.500%, 1/16/29(1)	270	285
MDC Holdings, Inc. 2.500%, 1/15/31	840	690
Nissan Motor Acceptance Co. LLC
144A 6.950%, 9/15/26(1)	195	201
144A 7.050%, 9/15/28(1)	315	332
Tapestry, Inc.
7.050%, 11/27/25	70	72
7.000%, 11/27/26	185	192
7.350%, 11/27/28	320	336
		5,123

Consumer Staples—0.4%
BAT Capital Corp. 2.259%, 3/25/28	785	702
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	495	464
Coty, Inc. 144A 6.625%, 7/15/30(1)	615	632
		1,798

Energy—1.8%
Boardwalk Pipelines LP 4.950%, 12/15/24	795	790

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
BP Capital Markets plc 4.875% (4)	$ 1,115	$ 1,059
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	325	339
144A 8.625%, 11/1/30(1)	5	5
Enbridge, Inc. 7.375%, 1/15/83	1,155	1,136
Energy Transfer LP 4.200%, 4/15/27	690	670
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	403	403
144A 7.500%, 6/1/27(1)	5	5
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	201
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	937
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,129
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	90	93
Western Midstream Operating LP 4.050%, 2/1/30	430	402
		7,169

Financials—10.3%
AerCap Ireland Capital DAC
2.450%, 10/29/26	760	704
3.000%, 10/29/28	150	137
144A 6.450%, 4/15/27(1)	243	252
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.579%, 8/15/53(3)	605	601
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	919
Bank of America Corp.
1.734%, 7/22/27	1,615	1,480
2.551%, 2/4/28	719	666
(3 month Term SOFR + 1.032%) 6.424%, 2/5/26(3)	840	839
Bank of New York Mellon Corp. (The) Series G 4.700% (4)	229	223
Barclays plc
7.325%, 11/2/26	370	382
7.385%, 11/2/28	360	385
Blackstone Private Credit Fund
2.625%, 12/15/26	349	316
4.000%, 1/15/29(5)	415	378
Blue Owl Credit Income Corp. 5.500%, 3/21/25	500	493
BPCE S.A. 144A 5.975%, 1/18/27(1)	610	615
Brookfield Finance, Inc. 3.900%, 1/25/28	1,125	1,083
Capital One Financial Corp. 6.312%, 6/8/29	672	689
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	271
Series H 4.000%(4)	830	656
	Par Value	Value

Financials—continued
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	$ 1,190	$ 1,103
Citigroup, Inc.
3.200%, 10/21/26	410	391
(3 month Term SOFR + 1.512%) 6.842%, 7/1/26(3)	1,080	1,083
(SOFR + 1.280%) 6.691%, 2/24/28(3)(5)	962	960
Citizens Bank N.A. 2.250%, 4/28/25	810	774
Corebridge Financial, Inc. 6.875%, 12/15/52	939	936
Credit Suisse AG 7.950%, 1/9/25	465	475
Danske Bank A/S
144A 3.773%, 3/28/25(1)	500	497
144A 1.621%, 9/11/26(1)	673	629
Deutsche Bank AG 6.819%, 11/20/29	150	158
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,315
Fifth Third Bancorp 4.055%, 4/25/28	255	243
Fifth Third Bank N.A. 5.852%, 10/27/25	470	469
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 1.432%) 6.811%, 5/15/26(3)	475	478
(3 month Term SOFR + 2.012%) 7.402%, 10/28/27(3)	1,750	1,782
Huntington Bancshares, Inc. 6.208%, 8/21/29	370	381
Huntington National Bank (The) 5.699%, 11/18/25	542	535
JPMorgan Chase & Co.
1.578%, 4/22/27	970	895
(SOFR + 1.180%) 6.588%, 2/24/28(3)	1,500	1,502
KeyBank N.A. (SOFR + 0.320%) 5.742%, 6/14/24(3)	595	588
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,110	1,046
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,160
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.717%, 4/20/67(3)	1,039	695
Morgan Stanley
2.475%, 1/21/28	1,016	943
6.296%, 10/18/28	339	355
5.123%, 2/1/29	1,185	1,190
MSCI, Inc. 144A 3.625%, 9/1/30(1)	612	554
Navient Corp. 5.875%, 10/25/24	1,130	1,130
Prudential Financial, Inc. 6.000%, 9/1/52	260	259
State Street Corp.
5.751%, 11/4/26	633	643
5.684%, 11/21/29	500	517
Synchrony Financial
4.875%, 6/13/25	200	197
3.700%, 8/4/26	304	286

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$ 1,020	$ 885
Toronto-Dominion Bank (The) 8.125%, 10/31/82	1,070	1,114
Truist Bank 3.625%, 9/16/25	965	933
Truist Financial Corp. 7.161%, 10/30/29	195	211
UBS AG 5.650%, 9/11/28	600	622
UBS Group AG 144A 9.250% (1)(4)	395	426
Wells Fargo & Co.
3.526%, 3/24/28	700	668
6.303%, 10/23/29	100	105
Series U 5.875%(3)(4)	635	628
		40,850

Health Care—1.6%
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	937
HCA, Inc. 5.200%, 6/1/28	627	633
Illumina, Inc.
5.800%, 12/12/25	420	422
5.750%, 12/13/27	510	524
IQVIA, Inc.
144A 5.700%, 5/15/28(1)	835	851
144A 6.250%, 2/1/29(1)	185	193
Royalty Pharma plc
1.200%, 9/2/25	190	177
1.750%, 9/2/27	695	623
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,096
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	264
Viatris, Inc.
2.300%, 6/22/27	716	649
144A 2.300%, 6/22/27(1)	—(2)	—(2)
		6,369

Industrials—2.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	1,273	1,238
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	630	644
Boeing Co. (The) 4.875%, 5/1/25	335	333
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	925	790
Concentrix Corp. 6.650%, 8/2/26	525	538
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,083	921
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	35	36
Hexcel Corp. 4.200%, 2/15/27	985	948
	Par Value	Value

Industrials—continued
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	$ 973	$ 855
Regal Rexnord Corp.
144A 6.050%, 2/15/26(1)	256	259
144A 6.050%, 4/15/28(1)	391	396
144A 6.300%, 2/15/30(1)	450	462
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	400	409
Veralto Corp. 144A 5.350%, 9/18/28(1)	845	865
		8,694

Information Technology—0.7%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	184	173
144A 4.000%, 7/1/29(1)	861	807
CDW LLC 3.276%, 12/1/28	141	129
Kyndryl Holdings, Inc. 2.700%, 10/15/28	547	482
Open Text Corp. 144A 3.875%, 2/15/28(1)	900	836
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	510	470
		2,897

Materials—1.2%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	1,125	1,027
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,185	1,131
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,280	1,268
Sealed Air Corp. 144A 7.250%, 2/15/31(1)	250	265
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,038	948
		4,639

Real Estate—0.7%
EPR Properties 4.950%, 4/15/28	735	697
GLP Capital LP 5.250%, 6/1/25	955	952
Office Properties Income Trust 2.650%, 6/15/26	373	231
VICI Properties LP
144A 4.625%, 6/15/25(1)	170	167
144A 4.500%, 1/15/28(1)	265	253
144A 4.625%, 12/1/29(1)	720	678
		2,978

Utilities—2.0%
American Electric Power Co., Inc. 5.699%, 8/15/25	964	970
DPL, Inc. 4.125%, 7/1/25	147	143
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	690	714

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	$ 770	$ 822
Exelon Corp. 5.150%, 3/15/28	480	488
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	759
National Grid plc 5.602%, 6/12/28	617	636
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,147
Puget Energy, Inc. 2.379%, 6/15/28	823	736
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,493
		7,908

Total Corporate Bonds and Notes (Identified Cost $93,545)		90,692

Leveraged Loans—5.9%
Aerospace—0.7%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.206%, 6/7/28(3)	737	737
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.166%, 10/20/27(3)	484	495
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.770%, 6/21/27(3)	423	437
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.598%, 8/24/28(3)	1,122	1,126
		2,795

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.206%, 11/8/27(3)	1,025	1,027
Consumer Durables—0.2%
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.025%) 7.381%, 1/29/29(3)	761	759
Energy—0.3%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.177%, 12/21/28(3)	623	622
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.710%, 10/5/28(3)	744	745
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(6)(7)	1	—
		1,367

	Par Value	Value

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.358%, 6/22/28(3)	$ 514	$ 515
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.970%, 7/29/30(3)	908	909
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.383%, 6/27/29(3)	124	125
		1,549

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.970%, 4/6/28(3)	583	583
Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche AA (1 month Term SOFR + 1.864%) 7.222%, 7/1/29(3)	732	732
Gaming / Leisure—0.7%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.706%, 2/6/30(3)	258	258
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.350%) 7.698%, 11/25/30(3)	550	550
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.000%) 7.455%, 11/6/30(3)	285	286
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.220%, 3/13/28(3)	610	609
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.465%, 4/16/29(3)	364	365
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.399%, 4/29/26(3)	833	835
		2,903

Health Care—0.3%
CHG Healthcare Services, Inc. 2023 (3 month Term SOFR + 3.750%) 9.145%, 9/29/28(3)	255	255
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.706%, 4/20/29(3)	320	319
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.356%, 3/6/27(3)	642	641
		1,215

Housing—0.3%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.206%, 11/15/30(3)	130	130
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.220%, 3/18/29(3)	628	630

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Housing—continued
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.721%, 9/22/28(3)	$ 610	$ 611
Summit Materials LLC Tranche B-2 (3 month Term SOFR + 2.500%) 7.826%, 11/30/28(3)	50	50
		1,421

Information Technology—0.8%
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.720%, 9/21/28(3)	622	621
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 2.500%) 7.856%, 11/9/29(3)	1,359	1,363
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.587%, 1/31/31(3)	270	270
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.135%, 3/3/30(3)	285	285
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.764%, 5/4/26(3)	502	503
		3,042

Manufacturing—0.1%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.956%, 3/31/27(3)	522	522
Media / Telecom - Broadcasting—0.1%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.970%, 9/18/26(3)	371	371
Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B-2 (3 month Term SOFR + 1.750%) 7.133%, 2/1/27(3)	631	630
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.606%, 9/18/30(3)	715	703
DIRECTV Financing LLC (3 month Term SOFR + 5.262%) 10.650%, 8/2/27(3)	587	587
		1,920

Retail—0.1%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.598%, 10/28/30(3)	250	251
Service—0.5%
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 2.850%) 8.205%, 2/6/26(3)	596	597
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.248%, 11/23/28(3)	627	627
	Par Value	Value

Service—continued
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.470%, 1/21/28(3)	$ 657	$ 658
		1,882

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.220%, 8/1/25(3)	456	458
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.606%, 8/7/29(3)	152	152
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 7.356%, 12/20/30(3)	504	504
		1,114

Total Leveraged Loans (Identified Cost $23,297)		23,453

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Citigroup, Inc. Series T, 6.250%	1,235(8)	1,219
JPMorgan Chase & Co. Series HH, 4.600%	1,106(8)	1,066
		2,285

Total Preferred Stocks (Identified Cost $2,360)		2,285

Total Long-Term Investments—98.6% (Identified Cost $404,117)		391,894

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(9)(10)	489,365	489
Total Securities Lending Collateral (Identified Cost $489)		489

TOTAL INVESTMENTS—98.7% (Identified Cost $404,606)		$392,383
Other assets and liabilities, net—1.3%		5,062
NET ASSETS—100.0%		$397,445

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $251,631 or 63.3% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	All or a portion of security is on loan.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	1
United Kingdom	1
Cayman Islands	1
Switzerland	1
France	1
Australia	1
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$24,806	$—	$24,806	$—
Foreign Government Securities	1,333	—	1,333	—
Mortgage-Backed Securities	110,060	—	110,060	—
Asset-Backed Securities	139,265	—	139,265	—
Corporate Bonds and Notes	90,692	—	90,692	—
Leveraged Loans	23,453	—	23,453	—(1)
Equity Securities:
Preferred Stocks	2,285	—	2,285	—
Securities Lending Collateral	489	489	—	—
Total Investments	$392,383	$489	$391,894	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.